UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

                       Report for the Calendar Year or Quarter Ended: 06/30/2001 Check here if Amendment [ ]; Amendment Number:
                                This Amendment (check only one.):
                                   [ ]   is a restatement.
                                   [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  STRALEM & COMPANY, INC.
       -----------------------
Address:  645 Madison Avenue, New York, New York 10022
         ---------------------------------------------

Form 13F File Number: ___________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Reporting Manager:
Name: Phillippe E. Baumann
Title: Executive Vice President
Phone:  212-888-8123
        ------------
Signature, Place, and Date of Signing:

/s/ Phillippe E. Baumann
-------------------------
New York, New York
July 11, 2001

Report Type (Check only one):
  [x]  13F HOLDINGS REPORT
  [ ]  13F NOTICE
  [ ]  13F COMBINATION REPORT

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

                              Form 13F Summary Page


                                 Report Summary:


Number of Other Included Managers:        0
                                          -

Form 13F Information Table Entry Total:     36
                                            --


Form 13F Information Table Value Total:   $ 113,761 (thousands)
                                           ---------

List of Other Included Managers:

            Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   NONE


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

                                                       STRALEM & COMPANY, INC
                                                            13F REPORT
                                                         AS OF 6/30/2001

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    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)    (B)       (C)   (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AGILENT TECHNOLOGIES           COMMON         8460101        2,431,000      74,800          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
AMEREN CORP                    COMMON        23608102        3,002,000      70,300          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
APPLI ED BIOSYSTEMS            COMMON        38020103          321,000      12,000          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
AUTOMATIC DATA                 COMMON        53015103        2,145,000      43,150          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
BRISTOL MEYERS                 COMMON       110122108        4,119,000      78,750          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
CELERA GENOMICS                COMMON        38020202          238,000       6,000          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON                        COMMON       166751107        3,330,000      36,800          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
CON EDISON                     COMMON       209115104        3,777,000      94,900          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER                  COMMON       247025109        1,425,000      54,500          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
EMERSON ELEC                   COMMON       291011104        4,840,000      80,000          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL                    COMMON       302316102          131,000       1,500          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
FEDERAL HOME LOAN              COMMON       313400301        3,563,000      50,900          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
GAP                            COMMON       364760108        4,073,000     140,450          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELEC                   COMMON       369604103        4,986,000     101,750          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD                COMMON       428236103        3,029,000     105,900          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                     COMMON       437076102        3,590,000      76,000          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
INTEL                          COMMON       458140100        3,162,000     108,100          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON              COMMON       478160104        5,561,000     111,300          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
LOWES                          COMMON       548661107        4,520,000      62,300          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MBIA INC                       COMMON       55262C100        6,232,000     111,925          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MCDONALD'S                     COMMON       580135101        3,718,000     137,400          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONICS                     COMMON       585055106        4,870,000     105,850          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MERCK                          COMMON       589331107        4,205,000      65,800          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                      COMMON       594918104        4,501,000      62,000          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
NORTHERN STATES PWR            COMMON       665772109        3,158,000     111,000          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
OCCIDENTAL PETROLEUM           COMMON       674599105        2,925,000     111,000          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
ORACLE                         COMMON       68389X105        3,241,000     170,600          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
PHILIP MORRIS                  COMMON       718154107          447,000       8,800          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
PROGRESS ENERGY                COMMON       743263105        3,257,000      72,500          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
SOUTHERN CO                    COMMON       842587107        3,336,000     143,500          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS               COMMON       866810404        2,034,000     129,400          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------


                                                       STRALEM & COMPANY, INC
                                                            13F REPORT
                                                         AS OF 6/30/2001

------------------------------------------------------------------------------------------------------------------------------------
    (ITEM 1:)                  (ITEM 2)        (ITEM 3)     (ITEM 4)    (ITEM 5) (ITEM 6)       (ITEM 7)              (ITEM 8)
                                                                                          INVESTMENT  DISCRETION   VOTING  AUTHORITY
                                TITLE                         FAIR      SHARES OR   PUT/  SOLE  SHARE-AS   SHARED-  SOLE SHARED NONE
                                 OF                          MARKET     PRINCIPAL   CALL       DEFINED IN  OTHER
  NAME OF ISSUER                CLASS          CUSIP NO.      VALUE      AMOUNT                 INSTR.V
                                                          (IN THOUSANDS)                    (A)    (B)       (C)   (A)   (B)   (C)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRUMENTS              COMMON       882508104           25,000         800          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
TXU CORP                       COMMON       873168108        4,140,000      85,900          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
WAL MART                       COMMON       931142103        4,333,000      88,800          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
WHIRLPOOL                      COMMON       963320106        4,956,000      79,300          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
WORLDCOM                       COMMON      981157D106          140,000       8,700          X       0        0       X     0     0
------------------------------------------------------------------------------------------------------------------------------------
                                                           113,761,000   2,802,675
------------------------------------------------------------------------------------------------------------------------------------